Income Taxes (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Income Taxes
Deferred income tax assets, Receivable basis difference	$ 46.0	$ 43.5
Deferred income tax assets, Accrued liabilities	104.9	132.1
Deferred income tax assets, Share-based compensation	96.6	112.6
Deferred income tax assets, Loss and tax credit carryforwards	198.9	206.1
Deferred income tax assets, Deferred tax assets related to uncertain tax positions	157.0	152.7
Deferred income tax assets, other	97.0	113.2
Total deferred income tax assets	700.4	760.2
Valuation allowance for deferred income tax assets	(157.7)	(182.6)
Net deferred income tax assets	542.7	577.6
Deferred income tax liabilities, Inventory basis differences	(980.1)	(878.7)
Deferred income tax liabilities, Property-related	(159.3)	(156.8)
Deferred income tax liabilities, Goodwill and other intangibles	(69.4)	(66.1)
Deferred income tax liabilities, Unremitted foreign earnings	(140.0)	(142.0)
Deferred income tax liabilities, Other	(3.1)	(3.7)
Total deferred income tax liabilities	(1,351.9)	(1,247.3)
Net deferred income tax liabilities	$ (809.2)	$ (669.7)